Related Party Transactions (Details) - USD ($)																												9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 26, 2025	Dec. 26, 2024	Dec. 02, 2024	Nov. 19, 2024	Jul. 01, 2024	Jun. 21, 2024	Mar. 01, 2024	Oct. 01, 2023	Aug. 28, 2023	Aug. 02, 2023	Jun. 26, 2023	May 25, 2023	Apr. 25, 2023	Apr. 01, 2023	Mar. 30, 2023	Feb. 23, 2023	Jan. 25, 2023	Dec. 26, 2022	Nov. 26, 2022	Oct. 26, 2022	Oct. 01, 2022	Sep. 26, 2022	Feb. 01, 2022	Nov. 25, 2020	Nov. 23, 2020	Jul. 15, 2020	Jun. 30, 2020	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 23, 2024	Feb. 14, 2024	Feb. 06, 2024	Sep. 27, 2023	Feb. 18, 2022	Nov. 19, 2021
Related Party Transactions [Line Items]
Issued shares (in Shares)																													1,000	1,000
Purchase founder shares par value (in Dollars per share)																													$ 0.0001	$ 0.0001
Founder Shares (in Shares)																													1,000	1,000
Shares purchased by the directors, aggregate value																													$ 0	$ 0
Aggregate purchase shares																													$ 0
Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Issued shares (in Shares)																													3,140,000	3,140,000	3,140,000
Purchase founder shares par value (in Dollars per share)																													$ 0.0001	$ 0.0001	$ 0.0001
Sponsor purchased shares (in Shares)																											100
Aggregate purchase price																											$ 25,000
Stock split description																										the Sponsor effected a 28,750-for-1 forward stock split
Founder Shares (in Shares)																													3,140,000	3,140,000	3,140,000
Forfeiture shares (in Shares)																														375,000
Issued and outstanding shares percentage																														20.00%
CommonStockSharesNotSubjectToForfeiture (in Shares)																														375,000
Founder shares description																														The Founder Shares will automatically convert into shares of common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 6.
Common stock equals or exceeds per share (in Dollars per share)																													$ 12	$ 12
Number of shares purchased by each director (in Shares)																													25,000	25,000
Shares purchased by the directors, aggregate value																													$ 315	$ 315	$ 315
Agreed to transfer shares (in Shares)																														15,000
Operating and formation costs																														$ 2,225,820	2,070,143
Working capital loan																													1,083,097	1,083,097
Related party transaction expenses paid																													$ 202,556	$ 202,556
Shares issued price per share (in Dollars per share)																													$ 9.2	$ 9.2
Breeze Holdings Acquisition Corp. [Member] | Director [Member]
Related Party Transactions [Line Items]
Purchase founder shares par value (in Dollars per share)																													$ 0.0001	$ 0.0001
Purchase founder shares (in Shares)																													25,000	25,000
Common stock, shares issued (in Shares)																													100,000	100,000
Shares purchased by the directors, aggregate value																													$ 10	$ 10
Breeze Sponsor [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Administrative service fee per month																									$ 5,000
Operating and formation costs																														60,000	$ 60,000
Breeze Sponsor [Member] | Breeze Holdings Acquisition Corp. [Member] | Notes Payable, Other Payables [Member]
Related Party Transactions [Line Items]
Aggregate principal amount																																				$ 1,150,000	$ 1,150,000
Related Party Loans [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Working capital loan																													7,080,901	7,080,901
Related Party Loans [Member] | Direct Working Capital [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Promissory note																													5,997,804	5,997,804
True Velocity, Inc [Member]
Related Party Transactions [Line Items]
Issued shares (in Shares)																																		1,000
Breeze Merger Sub [Member]
Related Party Transactions [Line Items]
Issued shares (in Shares)																																	1,000
Purchase founder shares par value (in Dollars per share)																																	$ 0.001
Total investment																																	$ 1
BH Biopharma Merger Sub Limited [Member]
Related Party Transactions [Line Items]
Purchase founder shares par value (in Dollars per share)			$ 1	$ 1
Total investment			$ 10
Number of ordinary share (in Shares)			1	1
Related Party Loans [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Related party transaction due to related party																													$ 9,583,457	9,583,457
Deposits into trust account						$ 31,280			$ 41,317	$ 41,317	$ 41,317	$ 41,317	$ 41,317		$ 41,317	$ 59,157	$ 59,157	$ 59,157	$ 59,157	$ 59,157		$ 59,157								$ 9,523
Shares issued price per share (in Dollars per share)						$ 0.035			$ 0.035	$ 0.035	$ 0.035	$ 0.035	$ 0.035			$ 0.035	$ 0.035	$ 0.035	$ 0.035	$ 0.035		$ 0.035							$ 0.1	$ 0.1		$ 0.035			$ 0.035
Related Party Loans [Member] | Breeze Holdings Acquisition Corp. [Member] | Notes Payable, Other Payables [Member]
Related Party Transactions [Line Items]
Aggregate principal amount		$ 7,500,000			$ 7,500,000		$ 7,000,000														$ 4,000,000		$ 1,500,000
Maturity date		Jun. 26, 2025			Dec. 26, 2024		Jun. 26, 2024	Jun. 26, 2024						Sep. 26, 2023							Sep. 26, 2023		Mar. 26, 2023
Total amount								$ 6,000,000						$ 5,000,000
Representative and Consultant Shares [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Shares issued price per share (in Dollars per share)																												$ 4.99
Over-Allotment Option [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Founder Shares (in Shares)																										2,875,000			2,875,000	2,875,000
Shares issued price per share (in Dollars per share)																													$ 10	$ 10
Stock issued during period (in Shares)																														1,500,000
Over-Allotment Option [Member] | Representative and Consultant Shares [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Stock issued during period (in Shares)																									250,000
Private Placement [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Common stock equals or exceeds per share (in Dollars per share)																													$ 11.5	$ 11.5
Sale of warrants (in Shares)																													5,425,000	5,425,000
Sale price per private placement warrant (in Dollars per share)																														$ 1
Warrants exercisable period after completion of business combination																														30 days
Private Placement [Member] | Breeze Sponsor [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Sale of warrants (in Shares)																													4,325,000	4,325,000
Private Placement [Member] | Bankers And Northland [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Sale of warrants (in Shares)																													1,100,000	1,100,000
Private Placement [Member] | Representative and Consultant Shares [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Stock issued during period (in Shares)																									15,000
IPO [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Issued shares (in Shares)																													11,500,000	11,500,000
Shares issued price per share (in Dollars per share)																								$ 10
Stock issued during period (in Shares)																								11,500,000
IPO [Member] | Representative And Consultant [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Aggregate purchase shares																												$ 1,322,350
IPO [Member] | Related Party Loans [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Deposits into trust account																														$ 1,150,000
Shares issued price per share (in Dollars per share)	$ 0.21
Pre-transaction equity value	$ 354,942